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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	May 14, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table value Total:	$148,524
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORPORATION                COM              00130H105     1412    31880 SH       SOLE                    25200              6680
ALTERA CORPORATION             COM              021441100     1481    57100 SH       SOLE                    43000             14100
AMERICAN FILM TECH NEW         COM              026038307        0   100000 SH       SOLE                                     100000
ANALOG DEVICE INC              COM              032654105     1388    30700 SH       SOLE                    29500              1200
AOL TIME WARNER INC            COM              02364J104     2329    45106 SH       SOLE                    31000             14106
BROADCOM CORP CLA CLASS A      COM              111320107      256     6660 SH       SOLE                     1750              4910
CALPINE CORPORATION            COM              131347106     1882    35808 SH       SOLE                    25590             10218
CISCO SYSTEM INC               COM              17275R102    16653   874156 SH       SOLE                   465450            408706
E M C CORPORATION              COM              268648102    18287   457741 SH       SOLE                   234300            223441
EMULEX CORPORATION             COM              292475209     1359    35032 SH       SOLE                    30000              5032
GENERAL ELECTRIC CO            COM              369604103     3362    68604 SH       SOLE                    13400             55204
HARLEY DAVIDSON                COM              412822108      211     4490 SH       SOLE                                       4490
HEWLETT PACKARD                COM              428236103      249     9524 SH       SOLE                                       9524
INTEL CORP                     COM              458140100    11377   407181 SH       SOLE                   222550            184631
ISHARES TR NSD BIOTECH INDX FD COM              464287556      202     2245 SH       SOLE                       70              2175
JDS UNIPHASE CORPORATION       COM              46612J101     8144   393640 SH       SOLE                   232365            161275
JUNIPER NETWORKS INC           COM              48203R104      468     8625 SH       SOLE                                       8625
KING PHARMACEUTICALS, INC      COM              495582108      845    20250 SH       SOLE                    20000               250
KOHLS CORP                     COM              500255104     1108    17996 SH       SOLE                     1850             16146
MAXIM INTEGRATED PRODUCTS, INC COM              57772K101     1509    30800 SH       SOLE                    29300              1500
MCDATA CORP A                  COM                             452    18126 SH       SOLE                    10831              7295
MICREL, INC                    COM              594793101      913    26000 SH       SOLE                    25000              1000
MICROSOFT CP WASH              COM              594918104     5474    78873 SH       SOLE                    46000             32873
NETWORK APPLIANCE              COM              64120l104     5587   230393 SH       SOLE                   143440             86953
NOKIA CORP SPON ADR            COM              654902204     7109   225597 SH       SOLE                   103115            122482
NORTEL NETWORKS CORP HLDG CO   COM              656568102     1469   100432 SH       SOLE                    82600             17832
ORACLE CORP                    COM              68389X105      167    10500 SH       SOLE                                      10500
PMC SIERRA INC                 COM              69344F106     5261   135979 SH       SOLE                    92305             43674
QLOGIC CORP                    COM              747277101     3220    72990 SH       SOLE                    53700             19290
QUEST DIAGNOSTICS INC          COM              74834L100     1147    10000 SH       SOLE                    10000
RELIANCE GROUP HLDGS INC       COM              759464100        4   200000 SH       SOLE                                     200000
SANDISK CORP                   COM              80004C101     2707   100400 SH       SOLE                   100000               400
SANMINA CORP                   COM              800907107     4948   164975 SH       SOLE                   101200             63775
SCHWAB CHARLS CP NEW           COM              808513105      614    31055 SH       SOLE                     1500             29555
SEI INVESTMENTS                COM              784117103     1012    25750 SH       SOLE                    25000               750
SIEBEL SYSTEMS, INC            COM              826170102      332     8000 SH       SOLE                     3000              5000
SNAP ON INC                    COM              833034101      303    10361 SH       SOLE                                      10361
SOLECTRON                      COM              834182107     8778   351387 SH       SOLE                   259600             91787
SUN MICROSYSTEMS               COM              866810104    10223   542345 SH       SOLE                   274850            267495
TEXAS INSTRUMENTS  INC         COM              882508104     6433   171676 SH       SOLE                   121900             49776
VITESSE SEMICONDUCTOR CP       COM              928497106     7298   237799 SH       SOLE                   143425             94374
XILINX, INC                    COM              983919101     1644    38075 SH       SOLE                    34950              3125
AMERICAN DENTAL PARTNERS                        025353103      284    37232 SH       SOLE                                      37232
B F GOODRICH CO                                                624    15965 SH       SOLE                                      15965
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